Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share
Earnings per share
B4	Earnings per share

	2021
					Net of tax
				Non-	and non-	Basic		Diluted
		Before		controlling	controlling	earnings		earnings
		tax	Tax	interests	interests	per share		per share
	Note	$m	$m	$m	$m	cents		cents
Profit for the year					(2,042)	(77.7)	¢	(77.7)	¢
Loss from discontinued US operations					4,234	161.1	¢	161.1	¢
Profit from continuing operations		2,676	(462)	(22)	2,192	83.4	¢	83.4	¢
Short-term fluctuations in investment returns on shareholder-backed business		458	(81)	5	382	14.5	¢	14.5	¢
Amortisation of acquisition accounting adjustments		5	—	—	5	0.2	¢	0.2	¢
Loss attaching to corporate transactions	D1.1	94	(5)	—	89	3.4	¢	3.4	¢
Adjusted operating profit		3,233	(548)	(17)	2,668	101.5	¢	101.5	¢

	2020
					Net of tax
				Non-	and non-	Basic		Diluted
		Before		controlling	controlling	earnings		earnings
		tax	Tax	interests	interests	per share		per share
	Note	$m	$m	$m	$m	cents		cents
Profit for the year					2,118	81.6		81.6	¢
Loss from discontinued US operations	D1.2				340	13.0		13.0	¢
Profit from continuing operations		2,908	(440)	(10)	2,458	94.6	¢	94.6	¢
Short-term fluctuations in investment returns on shareholder-backed business		579	(49)	—	530	20.4	¢	20.4	¢
Amortisation of acquisition accounting adjustments		5	—	—	5	0.2	¢	0.2	¢
Gain attaching to corporate transactions	D1.1	(735)	(8)	—	(743)	(28.6)	¢	(28.6)	¢
Adjusted operating profit		2,757	(497)	(10)	2,250	86.6	¢	86.6	¢

	2019
					Net of tax
				Non-	and non-	Basic		Diluted
		Before		controlling	controlling	earnings		earnings
		tax	Tax	interests	interests	per share		per share
		$m	$m	$m	$m	cents		cents
	Note	B1.1	B3
Profit for the year					783	30.3	¢	30.3	¢
Loss from discontinued US operations	D1.2				385	14.9	¢	14.9	¢
Loss from discontinued UK and Europe operations	D1.3				1,161	44.8	¢	44.8	¢
Profit from continuing operations		2,654	(316)	(9)	2,329	90.0	¢	90.0	¢
Short-term fluctuations in investment returns on shareholder-backed business		(554)	2	—	(552)	(21.3)	¢	(21.3)	¢
Amortisation of acquisition accounting adjustments		5	—	—	5	0.1	¢	0.1	¢
Gain attaching to corporate transactions	D1.1	142	(24)	—	118	4.6	¢	4.6	¢
Adjusted operating profit		2,247	(338)	(9)	1,900	73.4	¢	73.4	¢

Basic earnings per share are calculated based on earnings attributable to ordinary shareholders, after related tax and non-controlling interests, divided by the weighted average number of ordinary shares outstanding during the year, excluding those held in employee share trusts, which are treated as cancelled. For diluted earnings per share, the weighted average number of shares in issue is adjusted to assume conversion of all dilutive potential ordinary shares. The Group’s only class of potentially dilutive ordinary shares are those share options granted to employees where the exercise price is less than the average market price of the Company’s ordinary shares during the year. No adjustment is made if the impact is anti-dilutive overall.

The weighted average number of shares for calculating basic and diluted earnings per share, which excludes those held in employee share trusts, is set out as below:

Number of shares (in millions)	2021	2020	2019
Weighted average number of shares for calculation of basic earnings per share	2,628	2,597	2,587
Shares under option at end of year	2	2	4
Shares that would have been issued at fair value on assumed option price at end of year	(2)	(2)	(4)
Weighted average number of shares for calculation of diluted earnings per share	2,628	2,597	2,587